Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock-Based Compensation
Stock-Based Compensation

13. Stock-Based Compensation

Pursuant to the Hilltop Holdings 2012 Equity Incentive Plan (the “2012 Plan”), the Company may grant nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights and other awards to employees of the Company, its subsidiaries and outside directors of the Company. Upon the approval by stockholders and effectiveness of the 2012 Plan in September 2012, no additional awards were permissible under the 2003 Equity Incentive Plan (the “2003 Plan”). In the aggregate, 4,000,000 shares of common stock may be delivered pursuant to awards granted under the 2012 Plan. At June 30, 2014, 3,167,928 shares of common stock remain available for issuance pursuant to the 2012 Plan.

During the six months ended June 30, 2014, the Compensation Committee of the Board of Directors of the Company awarded certain executives and key employees an aggregate of 346,718 restricted stock units (“RSUs”) pursuant to the 2012 Plan. A total of 276,681 of these RSUs are subject to time-based vesting conditions and generally cliff vest on the third anniversary of the grant date, and the remaining RSUs vest based upon the achievement of certain performance goals over a three-year period. These RSUs are subject to service conditions set forth in the award agreements, with associated costs recognized on a straight-line basis over the respective vesting periods. The weighted average grant date fair value related to these RSUs was $23.92 per share. At June 30, 2014, unrecognized compensation expense related to these RSUs was $7.7 million, which will be amortized through March 2017. The RSUs are not transferable, and the shares of common stock issuable upon conversion of vested RSUs are generally subject to transfer restrictions for a period of one year following conversion, subject to certain exceptions. In addition, the applicable RSU award agreements provide for accelerated vesting under certain conditions.

During 2013, the Compensation Committee of the Board of Directors of the Company awarded certain executives and key employees a total of 471,000 restricted shares of common stock (“Restricted Stock Awards”) pursuant to the 2012 Plan. These Restricted Stock Awards generally cliff vest on the third anniversary of the grant date and are subject to service conditions set forth in the award agreements, with associated costs recognized on a straight-line basis over the respective vesting periods. The weighted average grant date fair value related to these Restricted Stock Awards was $13.32 per share. At June 30, 2014, unrecognized compensation expense related to these Restricted Stock Awards was $3.8 million, which will be amortized through September 2016. The award agreements governing these Restricted Stock Awards provide for accelerated vesting under certain conditions.

During the six months ended June 30, 2014 and 2013, Hilltop granted 5,011 and 3,530 shares of common stock to independent members of the Company’s Board of Directors for services rendered to the Company pursuant to the 2012 Plan.

Stock options granted on November 2, 2011 to two senior executives pursuant to the 2003 Plan to purchase an aggregate of 600,000 shares of the Company’s common stock (the “Stock Option Awards”) at an exercise price of $7.70 per share were outstanding at June 30, 2014. These Stock Option Awards vest in five equal installments beginning on the grant date, with the remainder vesting on each grant date anniversary through 2015. At June 30, 2014, unrecognized compensation expense related to these Stock Option Awards was $0.1 million, which will be amortized through October 2015. Additionally, these Stock Option Awards expire on November 2, 2016.

Compensation expense related to the plans was $1.3 million and $0.4 million for the three months ended June 30, 2014 and 2013, respectively, and $2.0 million and $0.5 million for the six months ended June 30, 2014 and 2013, respectively.

20. Stock-Based Compensation

Pursuant to the Hilltop Holdings 2012 Equity Incentive Plan (the “2012 Plan”), the Company may grant nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights and other awards to employees of the Company, its subsidiaries and outside directors of the Company. Upon the approval by stockholders and effectiveness of the 2012 Plan in September 2012, no additional awards were permissible under the 2003 Equity Incentive Plan (the “2003 Plan”). In the aggregate, 4,000,000 shares of common stock may be delivered pursuant to awards granted under the 2012 Plan. At December 31, 2013, 3,519,657 shares of common stock remain available for issuance pursuant to the 2012 Plan.

During 2013, the Compensation Committee of the Board of Directors of the Company awarded certain executives and key employees a total of 471,000 restricted shares of common stock (“Restricted Stock Awards”) pursuant to the 2012 Plan. These Restricted Stock Awards are subject to service conditions set forth in the grant agreements with associated costs recognized on a straight-line basis over the respective vesting periods. The weighted average grant date fair value related to these Restricted Stock Awards was $13.32 per share. At December 31, 2013, unrecognized compensation expense related to these Restricted Stock Awards was $4.9 million, which will be amortized through September 2016. These Restricted Stock Awards provide for accelerated vesting under certain conditions.

During 2013, 2012 and 2011, Hilltop granted 9,343, 5,183 and 5,418 common shares, respectively, to independent members of the Company’s Board of Directors for service rendered to the Company during the respective periods.

Stock options granted on November 2, 2011 to two senior executives pursuant to the 2003 Plan to purchase an aggregate of 600,000 shares of the Company’s common stock (the “Stock Option Awards”) at an exercise price of $7.70 per share were outstanding at December 31, 2013. These Stock Option Awards vest in five equal installments beginning on the grant date, with the remainder vesting on each grant date anniversary through 2015. Compensation expense related to these Stock Option Awards was $0.9 million. At December 31, 2013, unrecognized compensation expense related to these Stock Option Awards was $0.2 million, which will be amortized on a straight-line basis through October 2015. Additionally, these Stock Option Awards expire on November 2, 2016. The fair value for these Stock Option Awards granted was estimated using the Black-Scholes option pricing model with an expected volatility of 25%, a risk-free interest rate of 0.96%, a dividend yield rate of zero, a five-year expected life of the options and a forfeiture rate of 15%.

Compensation expense related to the plans was $1.7 million, $0.5 million and $0.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.